Business Development - Summary of Corporate Structure (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of business development [Line Items]
Ownership interest	33.58%
Other non-controlling stockholders	33.29%
Corp Banca [Member]
Disclosure of business development [Line Items]
Ownership interest	33.13%